Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 135,186	$ 134,008
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	159,500	155,681	$ 76,242
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (24,314)	$ (21,673)